Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 09, 2018
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized		30,000,000		30,000,000		30,000,000
Preferred stock, shares issued		0		0		0
Preferred stock, shares outstanding		0		0		0
Share-based compensation arrangement by share-based payment award, number of shares authorized		0		0
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options						$ 46,605
Common Stock [Member]
Shares issued under stock-based incentives	1,764,705	150,000	3,000	150,000	3,000	3,000	103,636
Omnibus Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized								1,764,705